Government Bonds, Long-Term Notes Receivable And Other Assets - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 20, 2020 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($) series	Dec. 31, 2023 USD ($) series	Dec. 31, 2023 MXN ($) series	Dec. 31, 2021 EUR (€)	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			$ 2,052,100,699		$ 1,756,904,387
Long-term debt, net of current portion			1,625,516,313	$ 77,842,381	1,317,248,763
Financial arrangement, term	3 years
Notional amount of debt issued | €						€ 1,250
Long-term notes receivables			1,334,126	$ 69,714	1,179,706
Value added tax payables			783,999		736,605
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 8,052,642	7,455,715
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			89,739,938		58,741,483		$ 128,786,611
Long-term debt, net of current portion			90,577,596		59,364,989		$ 95,597,610
Fair value of the transferred assets			108,062,414		62,731,992
Fair value of associated financial liabilities			82,372,990		49,317,793
Fair value of transferred financial assets and associated financial liabilities, Net			25,689,424		$ 13,414,199
Interest		623,506	837,658
Government Bonds | Fifteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | series				12	12
Financial assets at amortised cost					$ 63,875,778
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount of debt issued			$ 913,482
Number of series of development bonds | series			17
Financial assets at amortised cost			$ 102,492,032
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 7,426,089	$ 7,534,938
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount of debt issued	$ 95,597,610
Interest rate	8.56275%